Allowances for Loan Losses - Summary of Classes of the Loan Portfolio Summarized by the Internal Risk Rating System (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	$ 790,181	$ 715,039	$ 236,840
Agriculture Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	7,710	9,341	11,246
Commercial and PPP Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	90,979	122,378	21,534
Commercial Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross			21,534
Commercial Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	435,588	338,749	27,261
Residential Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	241,401	231,302	167,536
Consumer Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	8,689	7,087	2,514
Municipal Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	5,814	6,182	6,749
Pass [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	772,735	701,348	235,997
Pass [Member] | Agriculture Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	7,510	9,341	11,246
Pass [Member] | Commercial and PPP Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	86,141	117,918
Pass [Member] | Commercial Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross			21,259
Pass [Member] | Commercial Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	428,458	332,156	27,261
Pass [Member] | Residential Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	236,123	228,664	166,968
Pass [Member] | Consumer Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	8,689	7,087	2,514
Pass [Member] | Municipal Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	5,814	6,182	6,749
Special Mention [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	3,548	7,491	0
Special Mention [Member] | Agriculture Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	0	0	0
Special Mention [Member] | Commercial and PPP Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	1,785	3,757
Special Mention [Member] | Commercial Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross			0
Special Mention [Member] | Commercial Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	310	2,077	0
Special Mention [Member] | Residential Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	1,453	1,657	0
Special Mention [Member] | Consumer Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	0	0	0
Special Mention [Member] | Municipal Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	0	0	0
Substandard [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	11,198	6,200	843
Substandard [Member] | Agriculture Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	200	0	0
Substandard [Member] | Commercial and PPP Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	3,053	703
Substandard [Member] | Commercial Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross			275
Substandard [Member] | Commercial Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	4,743	4,516	0
Substandard [Member] | Residential Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	3,202	981	568
Substandard [Member] | Consumer Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	0	0	0
Substandard [Member] | Municipal Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	0	0	0
Doubtful [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	2,700	0	0
Doubtful [Member] | Agriculture Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	0	0	0
Doubtful [Member] | Commercial and PPP Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful [Member] | Commercial Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross			0
Doubtful [Member] | Commercial Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	2,077	0	0
Doubtful [Member] | Residential Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	623	0	0
Doubtful [Member] | Consumer Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	0	0	0
Doubtful [Member] | Municipal Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans and Leases Receivable, Gross	$ 0	$ 0	$ 0